CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income	$ 3,977	$ 13,493	$ 4,030
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,044	2,309	2,438
Amortization of marketable securities premiums and accretion of discounts, net	79	353	570
Share-based compensation related to options and RSUs granted to employees and non-employees	5,292	3,287	2,307
Decrease (increase) in accrued interest and exchange rate effect on loans, marketable securities and bank deposits	140	(32)	403
Decrease (increase) in deferred tax assets, net	(16,282)	2,251	4,922
Decrease (increase) in trade receivables, net	(5,222)	(220)	3,389
Decrease (increase) in other receivables and prepaid expenses	259	(1,012)	(1,316)
Increase in inventories	(5,925)	(6,309)	(230)
Decrease in operating lease right-of-use assets	7,444	0	0
Decrease in operating lease liabilities	(5,456)	0	0
Increase in royalty buyout liability	21,499	0	0
Increase (decrease) in trade payables	440	549	(2,071)
Increase in other payables and accrued expenses	2,805	1,437	1,714
Increase in deferred revenues	12,342	9,354	1,640
Increase (decrease) in accrued severance pay, net	(267)	120	(31)
Net cash provided by operating activities	23,169	25,580	17,765
Cash flows from investing activities:
Purchase of property and equipment	(1,949)	(1,340)	(1,574)
Purchase of marketable securities	(10,025)	0	0
Proceeds from redemption of marketable securities	29,412	7,577	8,116
Investment in short-term and restricted bank deposits	0	(9,636)	0
Proceeds from short-term and restricted bank deposits	10,962	0	662
Proceeds from long-term and restricted bank deposits	1,200	2,307	1,200
Net cash provided by (used in) investing activities	29,600	(1,092)	8,404
Cash flows from financing activities:
Purchase of treasury stock	(8,002)	(14,321)	(25,563)
Repayment of long-term bank loans	(2,470)	(2,508)	(3,504)
Payment related to the acquisition of ACS	(410)	(151)	0
Cash dividends paid	(6,720)	(5,761)	0
Proceeds from issuance of shares upon exercise of options and warrants	3,103	5,521	2,789
Net cash used in financing activities	(14,499)	(17,220)	(26,278)
Increase (decrease) in cash, cash equivalents and restricted cash	38,270	7,268	(109)
Cash, cash equivalents and restricted cash at the beginning of the year	31,503	24,235	24,344
Cash, cash equivalents and restricted cash at the end of the year	69,773	31,503	24,235
Supplemental disclosure of cash flow activities:
Cash paid during the year for income taxes	1,105	933	741
Cash paid during the year for interest	205	267	297
Significant non-cash transactions:
Inventory transferred to be used as property and equipment	270	252	0
Right-of-use asset recognized with corresponding lease liability	$ 4,010	$ 0	$ 0